TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

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Transamerica Asset Allocation-Conservative Portfolio

Transamerica Asset Allocation-Growth Portfolio

Transamerica Asset Allocation-Moderate Portfolio

Transamerica Asset Allocation-Moderate Growth Portfolio

Effective as of August 25, 2017, the following tables replace the corresponding tables in the Statement of Additional Information in “Appendix B — Portfolio Managers” under “Morningstar Investment Management LLC”:

Transamerica Asset Allocation – Conservative Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$6.77 billion	0	$0	8	$81.81 million
Dan McNeela, CFA	8	$6.77 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0

Transamerica Asset Allocation – Growth Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$6.39 billion	0	$0	8	$81.81 million
Dan McNeela, CFA	8	$6.39 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0

Transamerica Asset Allocation – Moderate Growth Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$5.82 billion	0	$0	8	$81.81 million
Dan McNeela, CFA	8	$5.82 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0

Transamerica Asset Allocation – Moderate Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout, CFA	8	$5.13 billion	0	$0	8	$81.81 million
Dan McNeela, CFA	8	$5.13 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Stout, CFA	0	$0	0	$0	0	$0
Dan McNeela, CFA	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

August 25, 2017